Current assets - Other assets	6 Months Ended
Jun. 30, 2024
Current Assets Other Assets [abstract]
Current assets - Other assets

Note 3 Current assets – Other assets

	Consolidated
	30 June 2024	31 December 2023
	US$	US$

Escrow reserves	1,719,720	794,500

The reserves are funds deposited with the Lender for capital expenditure, insurance, and tax as additional collateral for the loan obtained in relation to the purchase of the Riverside facility in Chattanooga, Tennessee. The reserves will be released when the loan conditions are satisfied, which is expected to be within 12 months from the balance sheet date.